SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended					3 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Oct. 27, 2021	Jul. 02, 2021	Jun. 02, 2021	Mar. 18, 2021	Mar. 11, 2021	Jan. 26, 2021	Nov. 16, 2020	Mar. 11, 2020	Oct. 31, 2021	Sep. 30, 2021	Jun. 30, 2021		Mar. 31, 2021	Apr. 15, 2021	Mar. 31, 2020	Apr. 26, 2021	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Subsequent Event [Line Items]
Debt instrument, interest rate							16.60%
Common stock, par value							$ 0.0001											$ 0.0001		$ 0.0001
Warrants to purchase shares of common stock											3,626,847	[1]					3,626,847 [1]	3,750,597	[2]
Stockholders' Equity, Reverse Stock Split								the Company (i) convene and hold a special meeting, by no later than March 18, 2020, of the Board of Directors of the Company (the “Board”), for approval of certain changes to the shares of the Company, as set forth below; (ii) approve a reverse split and/or a stock consolidation, solely of the Company’s outstanding shares, at a ratio of 1,000 to 1, (iii) approve of the continuation of the Company’s then total authorized shares of common stock at 2,000,000,000 shares; and (iv) to call a special meeting of stockholders of the Company, within ten days of the special meeting of the Board and by not later than March 25, 2020, to approve the foregoing. On March 18, 2020, the Board considered the matter, and, based upon the Court order, determined to approve the foregoing items, including the 1,000 to 1 reverse split, subject to the Company having available funds to effectuate such items.									4,000:1 reverse stock split.	4,000:1 reverse stock split.
Accrued interest																		$ 1,226,901
Common stock, shares authorized							300,000,000,000	500,000										300,000,000,000		300,000,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued															250	54,449	113,332	250		1,416
Shares issued, pre reverse stock split																217,796,200	453,328,000
Pre-Reverse Stock Split [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split								the Company (i) convene and hold a special meeting, by no later than March 18, 2020, of the Board of Directors of the Company (the “Board”), for approval of certain changes to the shares of the Company, as set forth below; (ii) approve a reverse split and/or a stock consolidation, solely of the Company’s outstanding shares, at a ratio of 1,000 to 1, (iii) approve of the continuation of the Company’s then total authorized shares of common stock at 500,000 (2,000,000,000 pre-reverse stock split) shares; and (iv) to call a special meeting of stockholders of the Company, within ten days of the special meeting of the Board and by not later than March 25, 2020, to approve the foregoing. On March 18, 2020, the Board considered the matter, and, based upon the Court order, determined to approve the foregoing items, including the 1,000 to 1 reverse split, subject to the Company having available funds to effectuate such items.
Common stock, shares authorized								2,000,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001												$ 0.0001
Stockholders' Equity, Reverse Stock Split	4,000 for 1 reverse stock split
Subsequent Event [Member] | 2021 Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock, shares authorized				1,175,000
Subsequent Event [Member] | Note Holder [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued														750
Share price per share														$ 28
Subsequent Event [Member] | Mr. Alstodt [Member]
Subsequent Event [Line Items]
Increase in annual salary				$ 150,000
Subsequent Event [Member] | Mr. Alstodt [Member] | Ten Year Option [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued				293,479
Stock option period				10 years
Restricted common shares				146,740
Subsequent Event [Member] | Mr. Silva [Member]
Subsequent Event [Line Items]
Increase in annual salary				$ 150,000
Subsequent Event [Member] | Mr. Silva [Member] | Ten Year Option [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued				293,479
Restricted common shares				146,740
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued									25,000
Shares issued, pre reverse stock split									100,000,000
Fair Value Adjustment of Warrants									$ 240
Fair value adjustment of warrants pre reverse stock split securities									$ 0.06
Subsequent Event [Member] | Common Stock [Member] | Note Holder [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued		750
Shares issued, pre reverse stock split		3,000,000
Share price per share		$ 28
Share price pre reverse stock split securities		0.007
Subsequent Event [Member] | Pre-Reverse Stock Split [Member] | 2021 Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock, shares authorized				4,700,000,000
Subsequent Event [Member] | Pre-Reverse Stock Split [Member] | Note Holder [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued														3,000,000
Share price per share														$ 0.007
Subsequent Event [Member] | Pre-Reverse Stock Split [Member] | Mr. Alstodt [Member] | Ten Year Option [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued				1,173,917,974
Restricted common shares				586,958,987
Subsequent Event [Member] | Pre-Reverse Stock Split [Member] | Mr. Silva [Member] | Ten Year Option [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued				1,173,917,974
Restricted common shares				586,958,987
Subsequent Event [Member] | Auctus FundLLC [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued										34,500
Shares issued, pre reverse stock split										138,000,000
Fair Value Adjustment of Warrants										$ 15
Fair value adjustment of warrants pre reverse stock split securities										$ 0.0038
Subsequent Event [Member] | Auctus [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001												$ 0.0001
Number of shares of common stock issued									25,000	34,500	39,750		73,582
Share price per share									$ 240	$ 15.20	$ 32.16		$ 40				$ 32.16
Subsequent Event [Member] | Auctus [Member] | Pre-Reverse Stock Split [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued									100,000,000	138,000,000	159,000,000		294,328,000
Share price per share									$ 0.06	$ 0.0038	$ 0.008		$ 0.01				$ 0.008
Subsequent Event [Member] | Auctus [Member] | Class A Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock		83,201												83,201
Class of Warrant or Right Number of Securities Called by Warrants or Rights Pre Reverse Stock Split Securities		332,805,400
Warrant exercise price		$ 2.00												$ 2.00
Exercise price pre reverse stock split		$ 0.0005
Warrants and Rights Outstanding, Maturity Date		Nov. 16, 2025
Subsequent Event [Member] | Auctus [Member] | Class A Warrant [Member] | Pre-Reverse Stock Split [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock														332,805,400
Warrant exercise price														$ 0.0005
Warrants and Rights Outstanding, Maturity Date														Nov. 16, 2025
Subsequent Event [Member] | Auctus [Member] | Class B Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock		41,601												41,601
Class of Warrant or Right Number of Securities Called by Warrants or Rights Pre Reverse Stock Split Securities		166,402,700
Warrant exercise price		$ 4.00												$ 4.00
Exercise price pre reverse stock split		$ 0.001
Subsequent Event [Member] | Auctus [Member] | Class B Warrant [Member] | Pre-Reverse Stock Split [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock														166,402,700
Warrant exercise price														$ 0.001
Secured Convertible Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date		Nov. 16, 2023												Nov. 16, 2023
Debt instrument, interest rate		7.00%												7.00%
Plan cost percentage		110.00%												110.00%
Unsecured Convertible Notes [Member] | Auctus [Member]
Subsequent Event [Line Items]
Debt principal amount							$ 3,261,819
Unsecured Convertible Notes [Member] | Subsequent Event [Member] | Auctus [Member]
Subsequent Event [Line Items]
Debt principal amount		$ 532,499												$ 532,499
Convertible Notes Payable [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt principal amount			$ 100,000		$ 92,666	$ 118,397
Debt conversion of notes payable, shares			3,217		2,071	2,781
Debt conversion price			$ 32.22		$ 60	$ 48
Accrued interest			$ 3,644		$ 1,460	$ 1,151
Convertible Notes Payable [Member] | Subsequent Event [Member] | Pre-Reverse Stock Split [Member]
Subsequent Event [Line Items]
Debt conversion of notes payable, shares			12,866,735		8,285,719	11,123,856
Debt conversion price			$ 0.008		$ 0.015	$ 0.012
Debtor-In-Possession Funding [Member] | Auctus [Member] | Class A Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock							613,451
Class of Warrant or Right Number of Securities Called by Warrants or Rights Pre Reverse Stock Split Securities							2,453,802,480
Debtor-In-Possession Funding [Member] | Auctus [Member] | Class B Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock							306,725
Class of Warrant or Right Number of Securities Called by Warrants or Rights Pre Reverse Stock Split Securities							1,226,901,240
Number of shares of common stock issued							167,781										54,449	54,449		73,582
Shares issued, pre reverse stock split							671,124,200										217,796,200	217,796,200
Debtor-In-Possession Funding [Member] | Auctus [Member] | Class B Warrant [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued							128,031
Shares issued, pre reverse stock split							512,124,200
Debtor-In-Possession Funding [Member] | Secured Convertible Note [Member] | Auctus [Member]
Subsequent Event [Line Items]
Debtor-in-possession funding, percentage							110.00%
Debt principal amount							$ 1,349,591
Debt instrument, maturity date							Nov. 16, 2023
Debtor-In-Possession Funding [Member] | Secured Convertible Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debtor-in-possession funding, percentage		110.00%												110.00%
Debt principal amount		$ 183,043												$ 183,043
Debt instrument, maturity date		Nov. 16, 2023												Nov. 16, 2023
Debt instrument, interest rate		7.00%												7.00%
Alstodt Employment Agreement [Member] | Mr. Alstodt [Member]
Subsequent Event [Line Items]
Annual salary				$ 250,000
Increase in annual salary				$ 50,000													$ 150,000
Restricted common shares				146,740
Alstodt Employment Agreement [Member] | Subsequent Event [Member] | Mr. Alstodt [Member]
Subsequent Event [Line Items]
Annual salary				$ 250,000
Increase in annual salary				50,000
Silva Employment Agreement [Member] | Mr. Silva [Member]
Subsequent Event [Line Items]
Annual salary				225,000
Increase in annual salary				$ 50,000													$ 150,000
Restricted common shares				146,740
Silva Employment Agreement [Member] | Subsequent Event [Member] | Mr. Silva [Member]
Subsequent Event [Line Items]
Annual salary				$ 225,000
Increase in annual salary				$ 50,000

[1]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.
[2]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.